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ELISE M. DOLAN
elise.dolan@dechert.com
+1 (212) 698-3806 Direct
+1 (212) 698-0413 Fax
January 3, 2012
VIA EDGAR
Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, D.C. 20549

Re:	Goldman Sachs Trust (“Registrant”) File Nos. 33-17619 and 811-05349 Post-Effective Amendment No. 292 to the Registration Statement on Form N-1A (the “Amendment”)
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectuses (except for the Prospectus offering Premier Shares of the applicable funds, which is being filed separately pursuant to Rule 497(c)) and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the Commission on December 23, 2011.
No fees are required in connection with this filing. If you have any questions or comments, please contact the undersigned at 212.698.3806.

Very truly yours,
/s/ Elise M. Dolan
Elise M. Dolan
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